Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2012 Interest Rate Swap	Dec. 31, 2012 Interest Rate Swap	Dec. 31, 2012 Class B Common Units	Dec. 31, 2012 Fees Due to Intermediaries	Dec. 31, 2011 Fees Due to Intermediaries	Dec. 31, 2012 Furniture and Fixtures	Dec. 31, 2012 computer hardware and equipment	Dec. 31, 2012 Computer Software	Dec. 31, 2012 Portfolio managers
Summary Of Significant Accounting Policies [Line Items]
TRA percent of savings to be paid to shareholders				85.00%
TRA percent of savings to be retained by entity				15.00%
TRA, payment period from filing				125 days
Tax Receivable Agreements Basis Spread On Variable Rate				1.00%
Operating Segment						1
Award vesting period											5 years						3 years
Useful life of Property and equipment														7 years	5 years	3 years
Payments to settle derivative						$ 1,135			$ 1,135	$ 1,135
Redemption period for terminated employees						5 years
Compensation cost, requisite period of recognition						5 years
Accrued fees to authorized agent												3,592	3,075
Redeemable preferred units	0		0	0		357,194	357,194
Redeemable preferred units, redemption date						Jul. 03, 2016
Provision for income taxes	5,873	247		10,322	579	1,047	1,162	1,281
Partnership distributions	$ 20,379	$ 33,699		$ 186,620	$ 53,507	$ 135,039	$ 122,822	$ 54,338
Earnings per share	$ 0.38		$ 0.57			$ 0